Core Bond Class [Member] Investment Objectives and Goals - Core Bond Class - AB Core Bond Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FIXED-INCOME TAXABLE PORTFOLIOAB Core Bond Portfolio(formerly, Intermediate Duration Portfolio) of Sanford C. Bernstein Fund, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Portfolio’s investment objective is to provide safety of principal and a moderate to high rate of income that is subject to taxes.